SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details1) (Fair Value, Inputs, Level 3 [Member], USD $)	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Fair Value, Inputs, Level 3 [Member]
Fair value at beginning of period
Issuance of derivative warrant liability	2,205,660
Change in fair value	(55,576)
Fair value at end of period	$ 2,150,084